EVOLUTION OF PROVISIONS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Legal Claims and Others [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 553,945		$ 7,088,912		$ 16,361,494
Inflation adjustment restatement	(187,449)		(3,962,027)		(13,359,809)
Additions	593,899	[1]	687,817	[2]	4,100,542	[3]
Uses	0		0		(13,315)
Decreases	0		(3,260,757)	[4]	0
Ending balance	960,395		553,945		7,088,912
Other Operating Expenses, Net [Member]
Reconciliation of changes in other provisions [abstract]
Additions	144,360		201,472		2,007,477
Decreases			1,730,677
Financial Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions	$ 449,539		486,345		$ 2,093,065
Decreases			$ 1,530,080

[1]	Ps. 144,360 are included in “Other operating results, net” and Ps. 449,539 in “Financial expenses”.
[2]	Ps. 201,472 are included in “Other operating results, net” and Ps. 486,345 in “Financial expenses”.
[3]	Ps. 2,007,477 are included in “Other operating results, net” and Ps. 2,093,065 in “Financial expenses”.
[4]	Ps. 1,730,677 are included in “Other operating results,net” and Ps. 1,530,080 in “Financial expenses”.